DIVIDENDS (Tables)	12 Months Ended
Dec. 31, 2019
ifrs DIVIDENDS [abstract]
Schedule of dividends
	2017	2018	2019
	RMB’000	RMB’000	RMB’000

Final, proposed, of RMB0.06 (2017: RMB0.08 and 2018: RMB0.06) per ordinary share	566,683	425,012	425,012